Commitments Concessions and Contingent Liabilities	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Note 20 - Commitments, Concessions and Contingent Liabilities

Note 20 - Commitments, Concessions and Contingent Liabilities

A. Commitments

  Several of the Group’s subsidiaries have entered into agreements with suppliers for the purchase of raw materials and energy in the ordinary course of business, for various periods ending on December 31, 2023. As of December 31, 2018, the total amount of the commitments under the said purchase periods of the agreements is about $2.67 billion. This item takes into consideration part of the agreements described below.
  Several of the Group’s subsidiaries have entered into agreements with suppliers for the acquisition of property, plant and equipment. As at December 31, 2018, the subsidiaries have capital purchase commitments of about $368 million. This item takes into consideration part of the agreements described below.
  In October 2017, Dead Sea Works (hereinafter - DSW) signed an agreement, the cost of which for ICL is $280 million, for the execution of the first stage of the Salt Harvesting Project, with a contracting company Holland Shallow Seas Dredging Ltd., which includes, among others, the construction of a special dredger that is designed to execute the salt harvesting. The dredger is expected to enter into service towards the end of 2019. For further information - see item C(2).
  In 2017 and 2018, DSW signed agreements with several execution and infrastructure companies, in a total amount of $160 million (out of the total project cost of about $250 million), for construction of the new pumping station (hereinafter - the P-9 Pumping Station). The P-9 Pumping Station is expected to commence its operation during the year 2020. For further information – see item C(2).
  Subsequent to the date of the report, in February 2019, the Company signed agreements for the sale of two office buildings, located in Be'er Sheva, Israel, for a total consideration of NIS 78 million ($21 million). The carrying amount of the two buildings is $7.3 million. Concurrent with the sale agreements, the Company signed lease agreements for the said buildings, for a period of 10 years with an option to terminate after four years. In accordance with IFRS16, since the above‑mentioned transactions meet the definition of sale and leaseback, part of the expected profit will be deferred by being deducted from the right‑to‑use asset.
  In 2012, the Company started the construction of a new cogeneration power station (EPC) in Sodom, Israel (hereinafter – the Station). The Station has a production capacity of about 330 tonnes of steam per hour and about 230 MW, which supply electricity and steam requirements for the production plants at the Sodom site and for third party customers. In August 2018, the process of certification approval was completed, and the Power Station started operating in full. The Company intends to operate the Station concurrently with the existing power station, which will continue operating on a partial basis in a "hot back‑up" format, for production of electricity and steam. The total power produced at both stations can reach up to 245 MW.

Note 20 - Commitments, Concessions and Contingent Liabilities (cont'd)

A. Commitments (cont'd)

(6) (cont'd)

Regarding to the construction agreement of the Station, in light of the continued violations by the executing contractor (the Spanish Company - Abengoa), in September 2017, the Company notified of the cancellation of the agreement. Due to financial disputes between the Company and Abengoa, in November 2018, the Company announced the initiation of an arbitration proceeding, in accordance with the provisions of the agreement.

In the Company's estimate, the damages caused by Abengoa amounted to about euro 77 million (about $ 84 million). On January 30, 2019, Abengoa submitted its response, denying ICL's claims, and claiming a payment of euro 15 million ($17 million) for the contract's termination, which was, allegedly, done unlawfully and for convenience. As at the date of the report, considering the early stages of the proceedings, there is a difficulty in estimating the chances of the outcome.

  In February 2018, the Company entered into two supply agreements with Tamar and “Leviathan” reservoir (hereinafter – the Agreements), to secure its gas supply needs until the end of 2025 or until the entry of the “Karish” and “Tanin” reservoirs into service, whichever occurs first. The gas price in the Agreements is in accordance with the gas price formulas stipulated under the government’s gas outline. The Company anticipates that the scope of the annual gas consumption will be about 0.75 BCM.

The Company is entitled to terminate the Agreements in order to start the new agreement with Energean Israel Ltd. (hereinafter – “Energean”), which was signed in December 2017. According to the new agreement, Energean will supply up to 13 BCM of natural gas over a period of 15 years, amounting to about $1.9 billion. Energean holds licenses for development of the Karish and Tanin gas reservoirs, which are located in Israel’s territorial waters. Supply of the natural gas is expected to commence, at the earliest, in the first half of 2021, depending on completion of the development and commencement of production of natural gas from the reservoirs, and will be used for running ICL’s factories and power stations in Israel. In November 2018, following the completion of Energean's Financial Closing, all precedent conditions for the closing of the agreement have been met.

  The Articles of Association of the Company and its Israeli subsidiaries include provisions that permit exemption, indemnification and insurance of the liability of officers, all in accordance with the provisions of the Israeli Companies Law.

The Company, with the approval of the Audit Committee, the Board of Directors and the General Meeting of the shareholders, granted its officers an exemption and letters of indemnification, and also has an insurance policy covering directors and officers. The insurance and the indemnity do not apply to those cases specified in Section 263 of the Israeli Companies Law. The exemption relates to damage caused and/or will be caused, by those officers as a result of a breach of the duty of care to the Company. The amount of the indemnification payable by the Company under the letter of indemnification, in addition to amounts received from an insurance company, if any, for all of the officers on a cumulative basis, for one or more of the events detailed therein, is limited to $350 million. The insurance is renewed annually.

Note 20 - Commitments, Concessions and Contingent Liabilities (cont'd)

B. Concessions

  Dead Sea Works Ltd. (hereinafter – DSW)

Pursuant to the Israeli Dead Sea Concession Law, 1961 (hereinafter – the Concession Law), as amended in 1986, and the concession deed attached as an addendum to the Concession Law, DSW was granted a concession to utilize the resources of the Dead Sea and to lease the land required for its plants in Sodom for a period that is expected to end on March 31, 2030, accompanied by a priority right to receive the concession after its expiration, should the Government wish to offer a new concession to a third party.

In 2015, the Minister of Finance appointed a team to determine the “governmental activities to be conducted towards the end of the concession period”. The public’s comments in this matter were submitted to the team. Based on the interim report and its recommendations published in May 2018, and following a public hearing, on January 21, 2019, the Israeli Ministry of Finance released the final report of the inter-ministry team headed by Mr. Yoel Naveh, former Chief Economist, which includes a series of guidelines and recommendations regarding the actions that the government should take towards the end of the concession period. As at the date of the report, since the report includes guiding principles and a recommendation to establish sub-teams to implement such principles, the Company is unable to assess, at this stage, the concrete implications, manner in which the recommendations would be implemented in practice and on which schedules. In addition, there is no certainty as to how the Government would interpret the Concession Law and the manner in which this process and methodology would ultimately be implemented.

The Financial Statements were prepared under the assumption that DSW will continue to operate the relevant assets for at least their remaining useful lives. In addition, the Financial Statements were prepared under the assumption that it is more likely than not that ICL will not sell DSW.

In addition, in 2015, the Minister of Finance appointed a team headed by the (former) Accountant General to evaluate the manner in which, according to the current concession, the replacement value of DSW’s tangible assets would be calculated assuming that these assets would be returned to the government at the end of the concession period. The determination date of the actual calculation is only in 2030. As far as the Company is aware, this work has not yet been completed.

In December 2018, the Company received an opinion from an independent appraiser regarding the fair value of the property, plant and equipment of the subsidiaries Dead Sea Works, Dead Sea Bromine and Dead Sea Magnesium in Israel (hereinafter – the Subsidiaries). The Opinion was prepared mainly for the Subsidiaries’ financial statements for 2016 and onward, which serve as a basis for the reports filed pursuant to the provisions of the Taxation of Natural Resources Law. The Property, Plant and Equipment value provided in the opinion is based on the Replacement Cost methodology and is estimated at about $6 billion, as at December 31, 2015, and at December 31, 2016.

Note 20 - Commitments, Concessions and Contingent Liabilities (cont’d)

B. Concessions (cont’d)

(1)   Dead Sea Works Ltd. (hereinafter – DSW) (Cont’d)

Though the assets assessed for tax purposes and the assets that may be valuated under the Concession Law are highly correlated, there is no complete identity between them. The Company believes that the applied Replacement Cost Methodology used in the opinion for estimating the fair value coincides with the methodology mentioned in the Concession Law for future valuation of the Property, Plant and Equipment upon termination of the concession period. Nevertheless, there could be other interpretations to the manner of implementation of the Concession Law’s provisions with respect to the valuation methodology, hence, the estimated value with respect to the Concession Law could materially differ from the value provided in the said opinion, even with respect to the same assets and dates. It is expected that the value of the Property, Plant and Equipment, at the end of the concession period, will change as time passes and as a result of purchase and disposal of assets included in the future valuation.

In consideration of the concession, DSW pays royalties to the Government of Israel, calculated at the rate of 5% of the value of the products at the factory gate, less certain expenses. According to the Salt Harvesting Agreement signed in July 2012 (hereinafter – the SLA), in case the annual quantity of chloride potash sold is in excess of 1.5 million tonnes, the royalties rate would be 10%. In addition, the SLA states that if legislation is enacted that changes the specific fiscal policy in connection with profits or royalties deriving from the mining of quarries from the Dead Sea, the Company’s consent to the increase of the royalties' rate on the surplus quantities referred to above will not apply, after the enactment of the legislation, to the period in which such additional tax is collected as stated in the said legislation.

In January 2016, the Law for Taxation of Profits from Natural Resources, including implementation of the Sheshinski Committee’s recommendations, which address royalties and taxation of excess profits from Dead Sea minerals (hereinafter – the Law), entered into effect. Accordingly, the rate of the royalties' provision was updated to 5%. The Company's position, pursuant to the SLA and its arguments in the royalties' arbitration, is that increasing royalties at a rate exceeding 5% requires the Company's consent, which expired with the enactment of the Law. The State holds a different position regarding the royalties' rate in 2016. Nevertheless, in the Company's estimation, in the event this matter would be challenged in arbitration, it is more likely than not that its claims regarding the royalties' rate increase, following the enactment of the Law in 2016, will be accepted.

DSW granted a sub‑concession to Dead Sea Bromine Ltd. (hereinafter –the Bromine Company) to produce bromine and its compounds from the Dead Sea, the expiration date of which is concurrent with the DSW's concession. The royalties in respect of the products manufactured by the Bromine Company are received by DSW from the Bromine Company, and DSW then pays them over to the State.

Note 20 - Commitments, Concessions and Contingent Liabilities (cont’d)

B. Concessions (cont’d)

(1)   Dead Sea Works Ltd. (hereinafter – DSW) (Cont’d)

There is an arrangement relating to payment of royalties by Dead Sea Magnesium (hereinafter – DSM) for the production of metal magnesium by virtue of a specific arrangement with the State provided in the Government’s decision dated September 5, 1993. Pursuant to this arrangement, royalties are paid by DSM on the basis of carnallite used for production of magnesium. The arrangement with DSM provides that during 2006 the State may demand a reconsideration in connection with the amount of the royalties and the method of their calculation for 2007 and thereafter. The State’s demand for reconsideration, as stated, was initially received at the end of 2010, and the matter is presently in an arbitration proceeding, as described below.

In 2007, a letter was received from the former Accountant General of the Israeli Ministry of Finance, claiming an underpayment of royalties amounting to hundreds of millions of shekels. Pursuant to the concession, disputes between the parties, including royalties, are to be decided by an arbitration panel of three arbitrators, comprising of two arbitrators appointed by each party, who in turn jointly appoint a third arbitrator.

In 2011, the arbitration proceeding commenced between the State of Israel and DSW, regarding the manner of calculation of the royalties under the concession and the royalties to be paid for magnesium metals and the payments or refunds deriving from these matters, if any. In the statement of claim filed by the State of Israel in the arbitration proceedings, the State of Israel claimed for $265 million in respect of underpayment of royalties for the years 2000 through 2009, with the addition of interest and linkage differences, and a change in the method of calculating the royalty payments from the sale of metal magnesium.

In 2014, a partial arbitration decision was received regarding the royalties’ issue, whereby, DSW is also required to pay the State royalties on the sale of downstream products manufactured by companies that are controlled by ICL that have production plants located both in and outside of the Dead Sea area, including outside of Israel.

The royalties are to be paid according to the value of the downstream products, which will be set according to the formula described in Section 15(a)(2) of the Concession Deed, based on the selling price of the downstream products to unrelated third parties less the deductions set forth in subsections (I), (II) and (III) of that Section. Regarding metal magnesium, it was decided that the State of Israel and DSW are to conclude their discussions on the subject of the amount of the royalties to be paid by DSW on metal magnesium, and if no agreement is reached the matter is to be returned to arbitration.

Note 20 - Commitments, Concessions and Contingent Liabilities (cont’d)

B. Concessions (cont’d)

(1)   Dead Sea Works Ltd. (hereinafter – DSW) (Cont’d)

In 2016, as part of the second stage of the arbitration, which addressed the financial calculation principles, the arbitrators issued their decisions regarding the various issues relating to the financial calculations. In addition, the arbitrators issued their resolution on the principles of calculating the interest and linkage differences to be added to the principal amounts paid to the State of Israel, according to which, the calculation of the principal amounts of the royalties paid for the period should be on an NIS basis and accordingly, NIS interest and linkage differences apply as stipulated in the Israeli Interest and Linkage Law.

In 2017, the State submitted a calculation, in the amount of about $120 million (before interest and linkage differences) relating to the years 2000 through 2014 reflecting, according to its contention, an additional amount of underpaid royalties. In October 2018, the arbitrators reached a decision resolving part of the remaining unresolved disputes, and on December 12, 2018, in accordance with the arbitrators' instructions, discussions were held between the State and the Company which resulted in a settlement agreement on a series of additional disputes that were left open at that time. On December 31, 2018, the settlement agreement was approved by the arbitrators. On January 14, 2019, the arbitrators' decision regarding the remaining unresolved disputes was rendered adopting the Company's position.

Following the arbitrators' decision in October 2018 and the settlement agreement abovementioned, the Company recorded an expense in its 2018 financial statement of $43 million (including interest and linkage), which was paid to the State. On January 10, 2019, the State sent a letter disputing the said payment and argued that there is a gap of about $30 million, between the amount paid and the State's view of the calculations. The disputed calculation is subject to the arbitrators' approval. In the Company's estimation, it is more likely than not that its approach to the calculations will be accepted. The Company is conducting discussions with the State in order to resolve all the remaining disputes. Considering the early stage of the discussions there is a difficulty in estimating whether they will mature into an agreement between the parties.

The total expense relating to the royalties' dispute, for the eighteen years between 2000 and 2017, recognized in the Company's financial statements commencing 2014, including payment of part of the State's legal expenses, is $208 million ($33 million in 2018) and $70 million in respect of interest and linkage differences ($10 million in 2018).

In 2018, 2017 and 2016, DSW paid current royalties to the Government of Israel in the amounts of $66 million, $60 million, and $53 million, respectively. In addition, in 2018, the Company paid an amount of $62 million, in respect of royalties relating to prior periods.

Note 20 - Commitments, Concessions and Contingent Liabilities (cont’d)

B. Concessions (cont’d)

  Rotem Amfert Ltd. (hereinafter – “Rotem”)

Rotem has been mining phosphates in the Negev in Israel for more than sixty years. The mining is conducted in accordance with the phosphate mining concessions, which are granted from time to time by the Minister of National Infrastructures, Energy and Water under the Mines Ordinance, by the Supervisor of Mines in his Office (hereinafter – the Supervisor), as well as the mining authorizations issued by the Israel Lands Authority (hereinafter – the Authority). The concessions relate to quarries (phosphate rock) whereas the authorizations cover use of land as active mining areas.

Mining Concessions

Rotem has the following mining concessions:

  Rotem Field (including the Hatrurim Field) – valid up to the end of 2021.
  Zafir Field (Oron‑Zin) – valid up to the end of 2021.

As at the date of this report, the company is working to extend the said concessions with the relevant authorities.

Mining Royalties

As part of the terms of the concessions in respect of mining of the phosphate, Rotem is required to pay the State of Israel royalties based on a calculation as stipulated in the Israeli Mines Ordinance. In January 2016, a legislative amendment entered into effect covering implementation of the recommendations of the Sheshinski Committee that changed the formula for the calculation of the royalties, by increasing the rates from 2% to 5% of the value of the quarried material and left the Supervisor the possibility of collecting royalties at a higher rate if he decided to grant a mining right in a competitive process wherein one of the selection indices is the royalty rate.

In 2018, 2017 and 2016, Rotem paid royalties to the State of Israel in the amounts of $5 million, $4 million, and $5 million, respectively.

Planning and Building

The mining and quarrying activities require a zoning approval of the site based on a plan in accordance with the Israeli Planning and Building Law, 1965. These plans are updated, as needed, from time to time. As at the date of this report, there are various requests at different stages of deliberations pending before the planning authorities.

In November 2016, the District Board for the Southern District approved a detailed site plan for mining phosphate in the Zin‑Oron area. This plan, which covers an area of about 350 square kilometers, will permit the continued mining of phosphate located in the Zin valley and in the Oron valley for a period of 25 years or up to exhaustion of the raw material – whichever occurs first, with the possibility for extension (under the authority of the District Planning Board).

Note 20 - Commitments, Concessions and Contingent Liabilities (cont’d)

B. Concessions (cont’d)

(2)   Rotem Amfert Ltd. (hereinafter – “Rotem”) (Cont’d)

The Company is working to promote the plan for mining phosphates in Barir field (which is located in the southern part of South Zohar field) in the Negev Desert. In 2015, the National Planning and Building Council (hereinafter – the National Council) approved the Policy Document regarding Mining and Quarrying of Industrial Minerals, which included a recommendation to permit phosphate mining in the Barir field. In February 2017, the Committee for Principle Planning Matters, decided to continue advancement of the mining in the South Zohar field. Concurrently, and based on a decision of the National Council, instructions were prepared by the competent authorities with respect to the performance of an environmental survey of the Barir field for purposes of its further advancement. In April 2017, the National Council recommended to the government to approve National Outline Plan (hereinafter – NOP 14B), which includes South Zohar field, and determined that Barir field will be advanced as part of a detailed National Outline Plan, which was approved by the government’s Housing Cabinet in January 2018.

In January 2018, the Minister of Health filed an appeal of the said approval, requiring compliance with the Ministry of Health’s recommendation to conduct a survey regarding the health impact in each site included in NOP 14B. As part of a discussion regarding the appeal, which was held in the Housing Cabinet, it was decided, with the consent of the Ministries of Health, Finance and Energy, to remove the appeal and to approve the NOP 14B. In addition, it was decided to establish a team with representatives of the ministries of Treasury, Health, Transportation, Environmental Protection and Energy, which will present to the Housing Cabinet a report that includes health aspects for NOP 14B. In April 2018, the NOP 14B was formally published.

In July 2018, a petition was submitted to the Israeli Supreme Court of Justice by the municipality of Arad against the National Planning and Building Council, the Ministry of Health, the Ministry of Environmental Protection and Rotem, to revoke the approval of NOP 14B. In January 2019, residents of the Bedouin diaspora in the "Arad Valley" submitted a petition to the High Court of Justice (hereinafter – the Court) against the National Council, the Government of Israel and Rotem, in which the Court was requested to cancel the provisions of NOP 14B and the decision of the National Council from December 5, 2017, regarding to the advancement of a detailed plan for phosphate mining in the South Zohar field. In addition, the Court was requested to issue an interim injunction preventing the implementation of the NOP 14B instructions and the National Council's said decision until a final resolution. On January 22, 2019, the Supreme Court consolidated the hearing of the petition together with the other petition filed against NOP 14B and decided that at this stage there is no basis for granting the interim injunction. On February 5, 2019, the Company filed its response.

Note 20 - Commitments, Concessions and Contingent Liabilities (cont’d)

B. Concessions (cont’d)

                                              Spain

A subsidiary in Spain (hereinafter – ICL Iberia) was granted mining rights based on legislation of Spain’s Government from 1973 and the regulations accompanying this legislation. Further to the legislation, as stated, the Government of the Catalonia region published special mining regulations whereby ICL Iberia received individual licenses for each of the 126 different sites that are relevant to the current and possible future mining activities. Some of the licenses are valid up to 2037 and the rest are effective up to 2067. The concession for the "Reserva Catalana", an additional site wherein mining has not yet been commenced, expired in 2012. The Company is acting in cooperation with the Spanish Government to obtain a renewal of the concession. According to the Spanish authorities, the concession period is valid until a final decision is made regarding the renewal.

                                              United Kingdom

A.The mining rights of a subsidiary in the United Kingdom (hereinafter – ICL Boulby), are based on approximately 114 mining leases and licenses for extracting various minerals, in addition to numerous easements and rights of way from private owners of land under which ICL Boulby operates, and mining rights under the North Sea granted by the British Crown (Crown Estates), which includes provisions to explore and exploit the resources of the Polysulphate mineral. The said mining rights cover a total area of about 374 square kilometers. As at the date of this report, all the lease periods, licenses, easements and rights of way are effective until 2038. In 2018 and 2017, the mining royalties amounted to $1.3 million and $2 million, respectively.

B. A UK subsidiary from ICL Innovative Ag Solutions segment (hereinafter – Everris UK), has peat mines in the UK (Creca, Nutberry and Douglas Water). Peat is used as a raw material for production of detached beds for soil improvement and use as soil substitutes in growing media. The Nutberry and Douglas Water mining sites are owned by Everris UK, while the Creca mine is held under a long‑term lease. The mining permits are granted by the local authorities and are renewed after examination of the local authorities. The mining permits were granted up to the end of 2024.

                                              China

YPH JV holds two phosphate mining licenses that were issued in July 2015, by the Division of Land and Resources of the Yunnan district in China. With reference to the Haikou Mine (hereinafter – Haikou), the mining license is valid up to January 2043, whereas regarding the Baitacun Mine (hereinafter – Baitacun), the mining license expired in November 2018. The mining activities at Haikou are carried out in accordance with the above‑mentioned license. Regarding Baitacun, the Company is examining the option to renew the concession, subject to the phosphate reserves soil survey results and achieving the required understanding with the authorities.

Note 20 - Commitments, Concessions and Contingent Liabilities (cont’d)

B. Concessions (cont’d)

                                              China (cont'd)

Natural Resources Royalties

With respect to the mining rights, in accordance with the "Natural Resources Tax Law", YPH JV will pay royalties of 8% on the selling price based on the market price of the rock prior to its processing. In 2018 and 2017, YPH JV paid royalties in the amount of $3 million and $2 million, respectively.

Grant of Mining Rights to Lindu

In 2016, YPC issued a statement whereby in 2010 YPC entered into agreements with the local authority of Jinning County, Yunnan Province and Jinning Lindu Mining Development and Construction Co. Ltd. (hereinafter - Lindu Company), according to which Lindu Company is permitted to mine up to two million tonnes of phosphate rock from a certain area measuring 0.414 square kilometers within the area of the Haikou mine (hereinafter – the Daqing Area) and to sell such phosphate rock to any third party in its own discretion.

Prior to the establishment of YPH JV, YPC proposed to the local authority of Jinning County and Lindu Company to swap the rights granted to Lindu Company in the Daqing Area with another area that is not a part of the Haikou mine, where Lindu Company would mine. In March 2016, in a meeting held between YPC, ICL and other relevant parties, YPC stated that it could not exchange its other mines to replace the Daqing Area since Lindu Company’s benefit is connected to the Daqing Area. Under the above‑mentioned statement, YPC has undertaken that YPH JV’s mining right in the Haikou mine will not be adversely affected by the above-mentioned arrangements. It was decided that YPH should conduct further communications with YPC and Lindu Company, for the purpose of protecting its legal rights and to urge the parties to reach a fair, just, and reasonable solution to this issue, as soon as possible.

Note 20 - Commitments, Concessions and Contingent Liabilities (cont’d)

C. Contingent liabilities

(1) Ecology

  In 2015, a request was filed for certification of a claim as a class action, in the District Court in Tel‑Aviv–Jaffa, against eleven defendants, including a subsidiary, Fertilizers and Chemical Ltd., in respect of claims relating to air pollution in Haifa Bay and for the harm allegedly caused from it to the residents of the Haifa Bay area. The amount of the claim is about NIS 13.4 billion (about $3.5 billion). In the Company’s estimation, based on the factual material provided to it and the relevant court decision, it is more likely than not that the plaintiffs’ contentions will be rejected.
  In connection with the 2017 event of the partial collapse of the dyke in Pond 3, which is used for accumulation of phosphogypsum water that is created as part of the production processes in Rotem plants in Israel, the Company is taking action to rectify environmental impacts caused to the Ashalim Stream and its surrounding area, to the extent required. The Company’s actions are being carried out in full coordination and close cooperation with the Israeli environmental authorities. The Company is committed to the matter of environmental protection, and for years has worked closely with the Israeli environmental protection authorities to maintain the Negev’s natural reserves in the area of its facilities. As at the date of this report, the event is being investigated by the Ministry of Environmental Protection and the Nature and Natural Parks Authority. In 2017, the Company recognized restoration costs, in immaterial amounts, that were incurred in the short term. Several applications for certification of claims as class actions were filed against the Company (see item C below) contending, among others, that the Company should bear the restoration costs in the long‑term. In light of the complexity of the process and the uncertainty regarding the final restoration plans to be determined by the relevant authorities, the Company is unable at this stage to estimate the expected costs of the restoration work, as stated. The Company is in contact with its insurance carriers to activate the insurance policies in respect of the matters described above.

Relating to the active gypsum Pond 5 in Rotem Amfert plants in Israel, and the process of obtaining a permit for its operation, in January 2018, an appeal was filed by Adam Teva V’Din - Israeli Association for Environmental Protection (hereinafter - ATD) to the District Planning and Building Appeals Committee of the Southern District (hereinafter – the Appeals Committee) against the Local Council and Rotem, in connection with the decision of the Local Committee from December 2017, to dismiss ATD’s objection to approval of the leniency and issuance of a building permit for Pond 5. In light of the Appeals Committee's dismissal of ATD's said claims, in May 2018 ATD filed an administrative petition against the Appeal Committee requesting the Court to order that: (1) the Appeals Committee's ruling is void, as well as any permit issued by virtue thereof; (2) the “relief” in implementation of the outline plan applying to the region, as provided in the Appeals Committee ruling, constitutes a breach of the provisions of the outline plan applying to the region; and (3) the Local Committee shall act to enforce the law and abstain from further planning procedures and permits until such enforcement actions are taken.

Note 20 - Commitments, Concessions and Contingent Liabilities (cont’d)

C. Contingent liabilities (cont’d)

(1) Ecology (cont'd)

B. (cont’d)

On October 11, 2018, the Court approved a settlement agreement between ATD and the Company, the main points of which are: withdrawing the abovementioned petition, in return for a re-deliberation of the Appeals Committee on its decision regarding the implementation of the relief for obtaining building permits for the operation of Pond 5 and future restoration of Ponds 1-4. On October 24, 2018, the Appeals Committee approved the issuing of the building permits for the operation of Pond 5, until the date of December 31, 2020. In November 2018, the building and use permits for Pond 5 were received. The Company is working with the relevant authorities to obtain all the required permits, for the continued operation of the gypsum ponds beyond 2020, and this is in accordance with the requirements set by law and/or instructions of the Planning and Building Committee.

  In July and August 2017, three applications for certification of claims as class actions were filed against the Company, as a result of a partial collapse of the dyke in the evaporation pond of Rotem Amfert Israel, which caused contamination of the Ashalim Stream and its surrounding area. The claimants contend that the Company breached various provisions of the environmental laws, including, the provisions of the Law for Prevention of Environmental Hazards, the Water Law as well as provisions of the Torts Ordinance, breach of a statutory duty and negligence. In the framework of the first application, the Court was requested to instruct the Company to rectify the harm caused as a result of its omissions in order to prevent recurrence of the damage caused as well as to grant a monetary remedy for non‑pecuniary damages. The monetary remedy was not defined, however, according to the claimants, the amount of the personal claim is NIS 1,000 ($267) for each resident of the State of Israel, which totals approximately 8.68 million persons. In the framework of the second application, the Court was requested to grant a monetary remedy in an amount of no less than NIS 250 million ($67 million), and concurrently to award personal compensation in the amount of NIS 2,000 ($534) for each resident of the State of Israel, this being in respect of non‑pecuniary damages. Furthermore, the Court was requested to instruct the Company to comply with the relevant laws and the rules provided thereunder. As part of the third application, the Court was requested to instruct the Company, among other things, to prepare plans for removal of the pollution, restoration of the Ashalim Stream and its surrounding area, for control and prevention of recurrence of the damage caused, to pay monetary relief to the class of injured parties, in the amount of NIS 202.5 million ($54 million), and to provide compensation by means of restoring the natural values impaired and returning the area to its former condition. On May 1, 2018, the Nature and Parks Authority (hereinafter – NPA) filed a motion with the Be’er Sheva District Court to strike the three applications mentioned above as, according to NPA, it is the entity most suitable to serve as the representative plaintiff in a class action in this regard.

Note 20 - Commitments, Concessions and Contingent Liabilities (cont’d)

C. Contingent liabilities (cont'd)

(1) Ecology (cont'd)

Concurrently, NPA filed an application for certification of a class action against the Company, Rotem and past and present officers of the Company and Rotem (jointly hereinafter - the Respondents), with respect to the Ashalim incident. According to NPA, the Respondents, jointly and/or severally, are liable for compensation due to the Ashalim incident, among other things by virtue of torts law and/or unjust enrichment law and by virtue of any other law. In the Application, the Court was requested, among other things, to issue orders the purpose of which is to take all necessary measures to prevent the recurrence of the environmental hazard, and also to cooperate with NPA and the State's authorities in order to minimize the ecological and environmental damage and see to the restoration of the nature reserve. Furthermore, the Court was requested to grant monetary relief to the public injured by the ecological and environmental damage, and to grant a monetary relief for the purpose of the restoration of the nature reserve, in the aggregate amount of NIS 397 million (about $106 million).

In October 2018, the Company was notified that all four applicants had agreed to join efforts and manage the class actions in a joint and coordinated manner. Consequently, in November 2018, the parties have informed the Court of their consent to take part in a mediation process in an attempt to resolve the disputes outside of court. In February 2019, the mediation process was initiated. As at the reporting date, considering the early stage of the proceedings, there is a difficulty in estimating their outcome.

In May 2018, the Company was served with a motion for discovery and perusal of documents (hereinafter – the Motion), filed with the Tel Aviv District Court, by a shareholder of the Company (hereinafter – the Movant), as a preliminary proceeding in preparation for the possible filing of an application for certification of a multiple derivative action against officers of the Company and Rotem who, according to the Movant, caused the alleged damages incurred and to be incurred by the Company as a result of the Ashalim incident. In August 2018, the Company submitted its position to the Court. In December 2018, the parties reached an arrangement, according to which, the said legal proceedings will be held until the relevant investigation's materials will be provided to Rotem.

  In March 2018, an application for certification of a claim as a class action was filed with the District Court in Be’er Sheva by two groups: the first class constituting the entire public in the State of Israel and the second class constituting visitors of Bokek stream and the Dead Sea (hereinafter – the Applicants), against the subsidiaries, Rotem Amfert Negev Ltd. and Periclase Dead Sea Ltd. (hereinafter – the Respondents).

According to the claim, the Respondents have allegedly caused continuous, severe and extreme environmental hazards through pollution of the “Judea group – Zafit formation” groundwater aquifer (hereinafter – the Aquifer) and the Ein Bokek spring with industrial wastewater, and in doing so the Respondents have violated various provisions of property law and environmental protection law, including the provisions of the Law for Prevention of Environmental Hazards and the Water Law, as well as violations relating to the Torts Ordinance – breach of statutory duty, negligence and unjust enrichment.

Note 20 - Commitments, Concessions and Contingent Liabilities (cont’d)

C. Contingent liabilities (cont’d)

(1) Ecology (cont'd)

D. (cont’d)

As a result, the Court was requested to order the Respondents to eliminate the proprietary violation in reference to the Aquifer and Bokek stream by restoration thereof and to pay the public compensation in an estimated amount of NIS 1.4 billion (about $410 million). As at the date of the report, considering the early stage of the proceeding and due to unprecedented issues, that arise from the request, there is a difficulty in estimating the chances the application will be accepted.

E.  In October 2018, an application for certification of a class action was filed with the Beer Sheva Magistrate Court against Dead Sea Works Ltd. and Dead Sea Bromine Company Ltd., with respect to a bromine leak that occurred in June 2018, within the premises of Dead Sea Works. According to the plaintiff, the alleged air pollution caused an environmental hazard and a health risk to passersby and to those present in the vicinity of the plant, as well as in the settlements Neot Hakikar and Ein Tamar, and the blocking of Route 90. According to the statement of claim, the Court is requested to award compensation for the alleged damages, in the total amount of about NIS 1.5 million (about $0.4 million). In December 2018, the parties signed a settlement agreement at immaterial amounts to conclude the application proceeding for certification of a class action. The agreement is subject to the Court's approval.

(2)Increase in level of Pond 5 (hereinafter – the Pond)

The minerals from the Dead Sea are extracted by way of solar evaporation, whereby salt precipitates onto the bed of one of the evaporation ponds at Sodom (Pond 5), in one of the sites of Dead Sea Works (hereinafter – DSW). The precipitated salt creates a layer on the Pond bed of approximately 20 million tonnes annually. The process of production of the raw material requires that a fixed brine volume is preserved in the Pond. To this end, the solutions level of the Pond is raised each year according to the rate at which the pool floor rises.

The Ein Boqeq and Hamei Zohar hotels, the settlement of Neve Zohar and other facilities and infrastructures are located on the western beach of the Pond. Raising the water level of the Pond above a certain level is likely to cause structural damage to the foundations and the hotel buildings situated close to the water’s edge, to the settlement of Neve Zohar and to other infrastructures located along the western shoreline of the Pond. This situation requires establishment of defenses for the facilities and infrastructures of the hotels located on the shores of the Pond.

Note 20 - Commitments, Concessions and Contingent Liabilities (cont’d)

C. Contingent liabilities (cont’d)

(2) Increase in level of Pond 5 (hereinafter – the Pond) (cont'd)

The project for construction of the coastline defenses with respect to the hotels and infrastructures on the coastline of the Pond has been underway for several years. As part of such defenses, from time to time, the dyke along the western beachfront of the Pond, across from the hotels, is raised, together with, in many places, a system for lowering subterranean water. As at the date of the report, the construction work with respect to the hotels coastline is complete, and the related dykes have been raised to accommodate the maximal brine level (15.1 meters). The current brine level is 14.6 meters. Nevertheless, there is additional ongoing work on raising the roads level along pond 5.

There is an agreement between DSW and the Government of Israel that the Company will bear 39.5% of the costs of financing the coastline defenses and the Government will finance the balance thereof. In July 2012, an agreement was signed with the Government of Israel, regarding "Execution and Funding of the Dead Sea Protection Project and Increase of the Royalties Paid to the State" (hereinafter – the Salt Harvesting Project). The purpose of the Salt Harvesting Project is to provide a permanent solution for raising the water level in the Pond and stabilizing of the water therein at a fixed level by harvesting of the salt from this pond and transferring it to the Northern Basin of the Dead Sea.

The highlights of the agreement are set forth below:

  The planning and execution of the Salt Harvesting Project will be performed by DSW.
  The Salt Harvesting Project as well as the project for the new pumping station that is to be constructed (hereinafter – the P-9 Pumping Station), constitute an Israeli national infrastructure project that will be promoted by the Israeli Committee for National Infrastructures.
  Starting from January 1, 2017, the water level in the pond will not rise above 15.1 meters in DSW’s network (about 390 meters below sea level). DSW will be required to pay compensation in respect of any damages caused, if at all, as a result of a rise of the water level beyond the level determined. In the case of a material deviation from the timetables for the execution of the Salt Harvesting Project as a result of a requirement for changes by the planning institutions, as a result of which the Plan is not approved on time, or due to a decision of a judicial tribunal that caused a delay of at least one year in provision of effect to the Salt Harvesting Project by the planning institutions, without the Company having violated its obligations, the Company will be permitted to request raising of the water level above that stated above.

Note 20 - Commitments, Concessions and Contingent Liabilities (cont’d)

C. Contingent liabilities (cont’d)

(2) Increase in level of Pond 5 (hereinafter – the Pond) (cont'd)

  Increase in the rate of the royalties from 5% to 10% of sales, for quantities of chloride potash DSW sells in excess of 1.5 million tonnes annually. This increase applies to sales starting January 1, 2012. In July 2012, as part of the agreement, the Government committed that at this time it sees no need to make additional changes to its specific fiscal policy regarding mining from the quarries at the Dead Sea, including the commercial utilization thereof and, accordingly, at this time, it will not initiate and will even object to, as applicable, proposed laws regarding this matter. The Company’s consent to the increase of the rate of the royalties is contingent on implementation of the Government of Israel’s decision.

The agreement further provides that if legislation is enacted that changes the specific fiscal policy in connection with profits or royalties deriving from mining of quarries from the Dead Sea, the Company’s consent to the increase of royalties' rate on the surplus quantities referred to above will not apply, after the enactment of the legislation, to the period in which such additional tax is collected as stated in the said legislation. In January 2016, the Law for Taxation of Profits from Natural Resources, which includes the Sheshinski Committee’s recommendations that address royalties and taxation of excess profits from Dead Sea minerals (hereinafter – the Law), entered into effect. Accordingly, the rate of the royalties' provision was update to 5%. For further information, see item B(1) above.

The Company will bear 80% and the Government will bear 20% of the cost of the Salt Harvesting Project, however the Government's share will not exceed NIS 1.4 billion.

In 2015 and in 2016, the National Infrastructures Committee and the Israeli Government, respectively, approved National Infrastructures Plan 35A (hereinafter – the Plan), which includes the statutory infrastructure for establishment of the Salt Harvesting Project in Pond 5, and construction of the P-9 pumping station in the northern basin of the Dead Sea. As at the date of the report, the building permits for the Salt Harvesting Project and the P-9 pumping station have been received and the construction work has commenced. The P-9 pumping station is expected to commence its operations during 2020. For further information see item A above relating commitments.

Note 20 - Commitments, Concessions and Contingent Liabilities (cont’d)

C. Contingent liabilities (cont’d)

(3) Spain

  The subsidiary in Spain (hereinafter – ICL Iberia) has two potash production centers – Suria and Sallent. As part of the efficiency plan, the Company intends to consolidate the activities of ICL Iberia into one site by means of expanding the Suria production site and discontinuing the mining activities on the Sallent site. The mining activities in Spain require an environmental mining license and an urban license.

Sallent site

Environmental mining license – in 2013, the Spanish Regional Court issued a judgment invalidating ICL Iberia's environmental mining license, contending that there were flaws in provision of the license by the Government of Catalonia including no environmental impact assessment of the Cogulló salt deposit (hereinafter - the salt pile). In September 2015, the Spanish Supreme Court affirmed this judgment.

Following the Company’s request and as part of the Company’s effort to obtain the environmental mining license, in August 2017, the Mining Authorities issued a new environmental mining license, which includes a new environmental impact assessment approved by the Environmental Authorities. The environmental mining license replaces definitively the license previously invalidated and accordingly ICL Iberia is allowed to continue its activity.

Urban license – in 2014, the District Court of Barcelona determined that the urban license was not valid. In January 2017, the Regional Court affirmed this judgment. An appeal process was conducted before the Supreme Court. Following the resolution, the municipality of Sallent initiated a protection case relating to urban planning legality and the Company was required to legalize its salt pile activity by obtaining the urban license. In July 2018, the City Council issued the urban license to the Company.

As part of enforcement of the judgement, the local planning board of the Catalonian government (CUCC) determined new provisions, which include limitation over the height of the salt pile of up to 538 meters and a temporary extension to the salt pile activity. The Company received the CUCC's approval to continue piling up the salt up to June 30, 2019, and the height of the salt pile is 514 meters.

Suria site

In April 2014, after a favorable survey was received from the Environmental Protection Authority in Catalonia, ICL Iberia received an environmental license that complies with the new environmental protection regulations in Spain (autoritzacio substantive), this being after ICL Iberia received the urban license.

Note 20 - Commitments, Concessions and Contingent Liabilities (cont’d)

C. Contingent liabilities (cont’d)

(3) Spain (cont'd)

Restoration plan

In 2015, in accordance with the provisions of the Spanish Waste Management regulation, ICL Iberia submitted to the Government of Catalonia a mining site restoration plan for the two production sites Suria and Sallent, which includes a plan for handling the salt piles and dismantling of facilities. The restoration plan for the Suria site is scheduled to run up to 2094, whereas for the Sallent site up to 2070. In June 2018, the new restoration plan was approved.

Regarding the estimation of the projected costs for the closure and restoration of the Sallent site, as part of the restoration solution, the Company is taking action to utilize the salt for production and sale as a product in the De-icing business. In light of changes in market conditions, mainly in the future selling prices of the said product, the Company updated its provision in the amount of $18 million, under "other expenses" in the Statement of Income.

The provision is based on a long‑term forecast, covering a period of more than 50 years, along with observed estimates and, accordingly, the final amount that will be required to restore the Sallent site could change, even significantly, from the amount of the present provision. In the Company’s estimation, the provision in its books reflects the best estimate of the expense required to settle this obligation.

  Further to the court decision received in 2016 providing that ICL Iberia bears sole responsibility for contamination of the water in certain wells on Suria and Sallent sites (due to an over concentration of salt), in January 2018, claims were received from several owners of the land surrounding the wells, whereby ICL Iberia is required to compensate them for their damages, in the aggregate amount of $22 million. In the Company's estimation, it is more likely than not that it will be required to compensate the owners in the amount of $12 million. Accordingly, in 2017 a provision was recorded.

(4) In December 2018, an application for certification of a class action was filed with the Tel Aviv District Court against the Company, Israel Corporation, and office holders, including directors who held office during the said dates which are stated in the application, with respect to the manner in which the IT (the Harmonization) project was managed and terminated. According to the allegations made in the Application, the Company failed to properly report negative developments which occurred on certain dates during the said IT project whose failure caused the company immense financial damages.

Note 20 - Commitments, Concessions and Contingent Liabilities (cont’d)

C. Contingent liabilities (cont’d)

(4) (cont'd)

The represented class was defined in the application as all those who acquired the Company's share at any time during the period commencing on June 11, 2015 and did not sell them until September 29, 2016. The aggregate amount of the claim, for all members of the represented class, is estimated to be between $113 million (about NIS 426 million) for maximal damage, and $7 million (about NIS 26 million), for minimal damage. The Company denies the allegations made in the application and will file its position to the Court as required by law. Considering the early stage of the proceedings, there is a difficulty in estimating the chances the application will be accepted.

  In July 2018, an application for certification of a class action was filed with the Central District Court against the Company and its subsidiaries, Rotem Amfert Negev Ltd. and Fertilizers and Chemicals Ltd. (jointly hereinafter – the Defendants). The causes of action are the alleged exploitation of the Defendants' monopolistic position to charge consumers in Israel excessive and unfair prices for products classified as "solid phosphate fertilizer" between 2011 and 2018, contrary to the provisions of the Restrictive Trade Practices Law, and unjust enrichment at the expense of the plaintiff and the represented group. The representative plaintiff is a Kibbutz member who grows various plants and trees in his yard and in a nearby orchard. The represented group includes all the consumers who purchased, directly or indirectly, solid phosphate fertilizer products manufactured by the Defendants, or farming produce fertilized with solid phosphate fertilizer or food products that include such farming produce as stated above, in the years 2011-2018 (hereinafter – the Represented Group).

According to the statement of claim, the plaintiff requests, among other things, that the Court rules in his favor and in favor of the Represented Group, awarding them compensation for the damages allegedly caused to them, in the total amount of NIS 56 million (about $15 million), based on a calculation pursuant to the "difference test", measuring the difference between the price of a product and its cost, as described in the statement of claim, or in the amount of about NIS 73 million (about $20 million), based on the "comparison test", comparing the price of a product to its price in other markets, as described in the statement of claim. It should be noted that the Company's total sales of solid phosphate fertilizers in Israel during 2017 were negligible. In December 2018, the Company filed its written response. In the Company’s estimation, it is more likely than not that its claims will be accepted.

  In 2015, an appeal was filed in the Israeli Court for Water Matters by Adam Teva V’Din - Israeli Association for Environmental Protection (ATD) wherein the Court was requested to order the Government Water and Sewage Authority to issue a production license to DSW pursuant to the Water Law with respect to the transfer of water from the North Basin of the Dead Sea to the evaporation ponds in the Sea’s South Basin in order to regulate and supervise, within the framework of the production license, transfer of the water, as stated, in connection with certain aspects, including limitation of the quantities transferred.

Note 20 - Commitments, Concessions and Contingent Liabilities (cont’d)

C. Contingent liabilities (cont’d)

                                              (cont'd)

In August 2016, the Government Water and Sewage Authority issued directives to DSW (not in the framework of the production license), after hearing the latter’s position, which included limitations on the quantities of water transferred, as well as mechanisms for reporting of pumping volume. As at the reporting date, summaries have been filed by all the parties and the case is waiting for the Court's judgement. In the Company’s estimation, the legal proceedings in this matter will end without material influence on its operations.

  In September 2017, a decision of the District Court in Beer Sheva was received regarding a dispute between the National Company for Roads in Israel and DSW, whereby the Company is to participate in restoration of the bridges and bear responsibility for the damage caused as a result of leakage of chemical materials from DSW’s trucks. In October 2017, DSW filed an appeal in the Supreme Court of the District Court’s decision, and in November 2017, the National Company for Roads in Israel filed a counter appeal. In November 2018, the parties agreed to start a mediation process. Considering the early stage of the proceeding, there is a difficulty in estimating its chances.
  Following the discontinuation of the Harmonization Project (global ERP system), the Company entered into a mediation proceeding with the lead supplier in the Project (hereinafter - IBM Israel), for settlement of mutual monetary disputes that arose upon the said discontinuation. In December 2018, following the termination of the mediation proceeding, under which the Company had paid an immaterial amount, the Company filed a lawsuit in the Tel Aviv District Court, against IBM Israel, in the amount of $300 million (about NIS 1.1 billion), for compensation of the damages incurred to the Company due to IBM’s failure to meet its undertakings within the Project, which led to the failure of the Project. Considering the early stages of the proceedings, there is a difficulty in estimating the certainty of the outcome.
  In October 2018, a petition was filed to the International Trade Administration of the U.S. Department of Commerce and the U.S. International Trade Commission by a US Magnesium company (hereinafter - US Magnesium), to impose antidumping and countervailing duties on imports of magnesium from Israel. US Magnesium claims that imports of magnesium produced in Israel by Dead Sea Magnesium Ltd. are being subsidized and sold at less than fair value in the U.S. market. The US Department of Commerce is expected to issue its preliminary determination with respect to subsidies on May 2, 2019.

Considering the early stage of the proceedings, there is a difficulty in estimating the chances the petition will be accepted or whether tariffs will be imposed in the future.

  In addition to the contingent liabilities, as stated above, as at the reporting date, the contingent liabilities regarding the matters of environmental protection and legal claims, which are pending against the Group, are in immaterial amounts. It is noted that part of the above claims is covered by insurance. According to the Company’s estimation, the provisions recognized in its financial statements are sufficient.